S000066845 [Member] Investment Strategy - S000066845 [Member]	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund has substantial exposure, at least 80% of its net assets, to fixed-income/debt markets. While the Fund has the flexibility to invest in any sector of the fixed-income/debt market and across the credit quality spectrum, the Fund focuses its investment exposure on international (including developed, developing and emerging markets) bonds and notes, mortgage- and other asset-backed securities, high yield (i.e., “junk”) instruments, floating rate loans and other floating rate debt securities, as well as foreign government, sovereign and quasi-sovereign debt investments, which the Fund may invest in directly or indirectly through derivatives. The Fund currently expects to gain its desired investment exposures through investments in derivatives and cash bonds. The Fund expects to hold cash/cash equivalents, primarily as collateral for its investments in derivatives. The Fund’s investments may include non-U.S. dollar denominated instruments. The Fund does not seek to maintain a particular dollar-weighted average maturity or duration target. The Fund is intended to be used as part of a broader SMA program, and it is expected that the Fund will hold securities that the Investment Manager believes will help the overall SMA program achieve its investment objective, but that the Investment Manager believes may be transacted in more efficiently through a collective vehicle, such as the Fund, than by each individual SMA. The performance and objectives of the Fund should be evaluated in the context of the broader SMA program. The Fund is not designed to be used as a stand-alone investment.
The Fund may invest in derivatives, such as forward contracts (including forward foreign currency contracts for investment and hedging purposes), futures (including bond futures for managing yield curve and duration risk, and index and interest rate futures for hedging and investment purposes), options (including options on listed futures for hedging purposes), and swaps (including credit default swaps, credit default swap indexes, interest rate swaps and total return swaps for hedging and investment purposes). The Fund’s use of derivatives creates leverage (market exposure in excess of the Fund’s assets) in the Fund’s portfolio. The Fund may invest in interest-only (IO) and principal-only (PO) bonds (commonly known as stripped securities) for investment purposes.
The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Such securities may include mortgage-backed securities acquired or sold in the “to be announced” (TBA) market and those in a dollar roll transaction.
The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions.
The Fund may also hold/invest in cash, money market instruments (which may include investments in one or more affiliated or unaffiliated money market funds or similar vehicles) or other high-quality, short-term investments, including for the purpose of covering its obligations with respect to, or that may result from, the Fund’s investments in derivatives.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund. The Fund expects to invest in a limited or small number of holdings relative to a traditional bond fund that is offered more broadly to non-SMA accounts.
The Fund’s investment strategy may involve the frequent trading of portfolio securities.